Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Performance Based Stock Options

Performance-based option activity under the 2007 SIP and the 2013 SIP for the period was as follows:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Performance-based options outstanding at December 31, 2017	1,038,147	$13.46	3.5	$—
Granted	—	—	—	—
Exercised	(633,606)	(13.46)	—	—
Forfeited or expired	(8,358)	(13.46)	—	—

Performance-based options outstanding at September 30, 2018	396,183	$13.50	3.4	$11.3
Performance-based options exercisable at September 30, 2018	396,183	$13.50	3.4	$11.3

Performance-based option activity for the period from December 31, 2014 to December 31, 2017, represents stock options granted under the 2013 HCM SIP.

	Shares		Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Options outstanding at December 31, 2014	1,343,100		$13.46	6.3	$—
Granted	—		—
Exercised	—		—
Forfeited or expired	(62,232)		(13.46)

Options outstanding at December 31, 2015	1,280,868		$13.46	5.2	$—
Granted	—		—
Exercised	—		—
Forfeited or expired	(52,942)		(13.46)

Options outstanding at December 31, 2016	1,227,926		$13.46	4.2	$—
Granted	—		—
Exercised	(167,202	)(a)	(13.46)
Forfeited or expired	(25,077)		(13.46)

Options outstanding at December 31, 2017	1,035,647		$13.46	3.5	$—

(a)	During the year ended December 31, 2017, certain performance-based options were modified and exercised.

Summary of Term-Based Option Activity

Term-based option activity, including stock options under the 2007 SIP, the 2013 SIP and the 2018 EIP, for the period was as follows:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Term-based options outstanding at December 31, 2017	10,994,181	$16.52	6.9	$48.8
Granted	5,140,787	22.84	—	—
Exercised	(1,127,360)	(13.73)	—	—
Forfeited or expired	(166,747)	(17.09)	—	—

Term-based options outstanding at September 30, 2018	14,840,861	$18.66	7.6	$346.8
Term-based options exercisable at September 30, 2018	6,868,950	$16.70	5.8	$174.0

Term-based option activity for the period from December 31, 2014 to December 31, 2017, represents stock options granted under the 2013 HCM SIP. As of December 31, 2017, there were 6,819,649 vested options.

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Options outstanding at December 31, 2014	7,588,078	$15.98	8.2	$13.3
Granted	187,140	17.56
Exercised	—	—
Forfeited or expired	(168,060)	(16.40)

Options outstanding at December 31, 2015	7,607,158	$16.02	7.3	$14.1
Granted	2,339,238	16.80
Exercised	—	—
Forfeited or expired	(176,626)	(16.54)

Options outstanding at December 31, 2016	9,769,770	$16.20	7.1	$9.9
Granted	2,285,981	17.46
Exercised	(595,464)	(15.14)
Forfeited or expired	(468,606)	(16.10)

Options outstanding at December 31, 2017	10,991,681	$16.52	6.9	$48.8
Options exercisable at December 31, 2017	6,819,649	$16.14	5.5	$32.9

Summary of Restricted Stock Units

Restricted stock units (“RSUs”) activity, including RSUs under the 2013 SIP and the 2018 EIP, for the period was as follows:

Shares
RSUs outstanding at December 31, 2017	605,990
Granted	159,323
Shares issued upon vesting of RSUs	(105,990)
Forfeited or canceled	—

RSUs outstanding at September 30, 2018	659,323
RSUs releasable at September 30, 2018	125,000

Restricted stock units (“RSUs”) activity for the period from December 31, 2014 to December 31, 2017, represents restricted stock units granted under the 2013 HCM SIP.

Shares
RSUs outstanding at December 31, 2014	—
Granted	228,572
Shares issued upon vesting of RSUs	—
Forfeited or canceled	—

RSUs outstanding at December 31, 2015	228,572
Granted	29,800
Shares issued upon vesting of RSUs	(76,192)
Forfeited or canceled	—

RSUs outstanding at December 31, 2016	182,180
Granted	500,000
Shares issued upon vesting of RSUs	(76,190)
Forfeited or canceled	—

RSUs outstanding at December 31, 2017	605,990

Schedule of Other Term-Based Option Activity	Other information pertaining to term-based options is as follows:

	Year Ended December 31,
	2017	2016	2015
Weighted average grant date fair value per share	$5.88	$5.74	$5.68

Schedule of Other Term-Based Option Activity

The fair value of the term-based stock options was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2017	2016	2015
Expected volatility	30.0%	30.0%	33.0%
Expected dividend rate	—	—	—
Risk-free interest rate	2.3%	1.9%	2.1%

Schedule of Other Class D Stock Options	Other information pertaining to restricted stock units is as follows:

	Year Ended December 31,
	2017	2016	2015
Weighted average grant date fair value per share	$17.26	$17.40	$17.50